OTHER NON-CURRENT ASSETS - Other Non-current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 3,511	$ 3,416
Derivative assets	76	100
Securities - FVTOCI	20	27
Other marketable securities	29	28
Restricted cash	343	378
Inventory	1,228	1,228
Accounts receivables - non-current	90	9
Other	127	153
Total other non-current assets	$ 5,424	$ 5,339